Intangible Assets, Net	12 Months Ended
Dec. 31, 2017
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET
NOTE 6:-	INTANGIBLE ASSETS, NET

	December 31,
	2017	2016
Cost:
Technology	$4,284,315	$-
Backlog	45,996	-

	4,330,311	-

Accumulated amortization:	37,694	-

Intangible assets, net	$4,292,617	$-

Amortization expenses for the years ended December 31, 2017, 2016 and 2015 were $37,694, $0 and $0, respectively.